Putnam Money Market Fund Supplement	Total
Risk/Return:
Supplement Text

Prospectus Supplement	February 28, 2017

Putnam Money Market Fund Prospectus dated January 30, 2017

Effective April 1, 2017, purchases of class B shares will be closed to new and existing investors except by exchange from class B shares of another Putnam fund or through dividend and/or capital gains reinvestment.

The fund’s Board of Trustees has determined to limit payments under the distribution and service (12b-1) plans in place with respect to class B, class C, class M, class R and class T1 shares to 0.00% of average net assets effective as of the close of business on March 31, 2017. Beginning on April 1, 2017, the fund will no longer make payments under the distribution and service (12b-1) plans in place with respect to class B, class C, class M, class R and class T1 shares.

The following information replaces similar disclosure for the fund under Fees and expenses:

The following table describes the fees and expenses you may pay if you buy and hold shares of the fund. Information about sales charge discounts is available from your financial advisor and in the Appendix to the fund’s prospectus.

The following information replaces similar disclosure for the fund under Fees and expenses:

Annual fund operating expenses
(expenses you pay each year as a percentage of the value of your investment)

Share class	Management fees	Other expenses =	Total annual fund operating expenses

Class A	0.28%	0.23%	0.51%

Class B	0.28%	0.23%	0.51%

Class C	0.28%	0.23%	0.51%

Class M	0.28%	0.23%	0.51%

Class R	0.28%	0.23%	0.51%

Class T1	0.28%	0.23%	0.51%

* A deferred sales charge on class A, B, C, and T1 shares may apply to certain redemptions of shares purchased by exchange from another Putnam fund. The rate of the deferred sales charge for Class B shares will be determined based on the time between the original purchase of Class B shares from the other Putnam fund(s) and the date of redemption of shares from this fund.

= Restated to reflect current fees resulting from a change to the fund’s investor servicing arrangements effective September 1, 2016.

Example

The following hypothetical example is intended to help you compare the cost of investing in the fund with the cost of investing in other funds. It assumes that you invest $10,000 in the fund for the time periods indicated and then redeem or hold all your shares at the end of those periods. It assumes a 5% return on your investment each year and that the fund’s operating expenses remain the same. Your actual costs may be higher or lower.

Share class	1 year	3 years	5 years	10 years

Class A	$52	$164	$285	$640

Class B*	$552	$464	$485	$640

Class B (no redemptions)	$52	$164	$285	$640

Class C	$52	$164	$285	$640

Class M	$52	$164	$285	$640

Class R	$52	$164	$285	$640

Class T1	$52	$164	$285	$640

* Reflects assessment of deferred sales charge assuming Class B shares were acquired by exchange from one or more other Putnam funds immediately after purchase of shares from such other fund(s).